Self Administration Transaction - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 14, 2018
Business Acquisition [Line Items]
Goodwill	$ 229,948	$ 229,948	$ 229,948
GRECO
Business Acquisition [Line Items]
Accounts receivable from affiliates and other assets				$ 19,878
Management contract intangibles				4,239
Goodwill				229,948
Total assets acquired				254,065
Earn-outs (due to affiliates)				29,380
Executive deferred compensation plan				7,795
Other liabilities				11,890
Total liabilities assumed				49,065
Net assets acquired				$ 205,000